Vanguard Russell 1000 Index Fund N-1A Cover	Feb. 02, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VANGUARD SCOTTSDALE FUNDS
Entity Central Index Key	0001021882
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 02, 2026
Prospectus Date	Dec. 19, 2025
Supplement to Prospectus [Text Block]	Vanguard Russell 1000 ETFVanguard Russell 1000 Value ETFVanguard Russell 1000 Growth ETFVanguard Russell 2000 ETFVanguard Russell 2000 Value ETFVanguard Russell 2000 Growth ETFVanguard Russell 3000 ETFSupplement to the Prospectus and Summary Prospectuses Dated December 19, 2025As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 ETF, Vanguard Russell 1000 Value ETF, Vanguard Russell 1000 Growth ETF, Vanguard Russell 2000 ETF, Vanguard Russell 2000 Value ETF, Vanguard Russell 2000 Growth ETF, and Vanguard Russell 3000 ETF (each, a Fund) have reduced their expense ratios. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Russell 1000 ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$6$19$34$77This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard Russell 1000 Value ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$6$19$34$77This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard Russell 1000 Growth ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$6$19$34$77This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0412b-1 Distribution FeeNoneOther Expenses0.02Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$6$19$34$77This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Value ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0412b-1 Distribution FeeNoneOther Expenses0.02Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$6$19$34$77This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Growth ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0412b-1 Distribution FeeNoneOther Expenses0.02Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$6$19$34$77This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard Russell 3000 ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.061The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$6$19$34$77This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Vanguard Russell 1000 Index FundVanguard Russell 1000 Value Index FundVanguard Russell 1000 Growth Index FundSupplement to the Prospectus and Summary Prospectus Dated December 19, 2025As approved by the Funds’ Board of Trustees, Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, Vanguard Russell 1000 Growth Index Fund (each, a “Fund”) have reduced their expense ratios for Institutional Shares. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Russell 1000 Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0412b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.051The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$5$16$28$64Prospectus and Summary Prospectus Text Changes for Vanguard Russell 1000 Value Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0412b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.051The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$5$16$28$64Prospectus and Summary Prospectus Text Changes for Vanguard Russell 1000 Growth Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0412b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.051The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$5$16$28$64Vanguard Russell 2000 Index FundVanguard Russell 2000 Value FundVanguard Russell 2000 Growth FundSupplement to the Prospectus and Summary Prospectus Dated December 19, 2025As approved by the Funds’ Board of Trustees, Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, Vanguard Russell 2000 Growth Index Fund (each, a “Fund”) have reduced their expense ratios for Institutional Shares. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses examples for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0412b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.051The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$5$16$28$64Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Value Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0312b-1 Distribution FeeNoneOther Expenses0.02Total Annual Fund Operating Expenses0.051The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$5$16$28$64Prospectus and Summary Prospectus Text Changes for Vanguard Russell 2000 Growth Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0412b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.051The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$5$16$28$64Vanguard Russell 3000 Index FundSupplement to the Prospectus and Summary Prospectus Dated December 19, 2025As approved by the Fund’s Board of Trustees, Vanguard Russell 3000 Index Fund (the “Fund”) has reduced its expense ratio for Institutional Shares. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Russell 3000 Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.00Total Annual Fund Operating Expenses0.051The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$5$16$28$64Vanguard Short-Term Treasury Index FundVanguard Intermediate-Term Treasury Index FundVanguard Long-Term Treasury Index FundVanguard Short-Term Corporate Bond Index FundVanguard Intermediate-Term Corporate Bond Index FundVanguard Long-Term Corporate Bond Index FundVanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectuses Dated December 19, 2025As approved by the Funds’ Board of Trustees, Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, Vanguard Long-Term Treasury Index Fund, Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, Vanguard Long-Term Corporate Bond Index Fund, and Vanguard Mortgage-Backed Securities Index Fund (each, a “Fund”) have reduced their expense ratios for Institutional Shares. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses example for each Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Treasury Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0312b-1 Distribution FeeNoneOther Expenses0.00Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$3$10$17$39Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Treasury Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0312b-1 Distribution FeeNoneOther Expenses0.00Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$3$10$17$39Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Treasury Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0312b-1 Distribution FeeNoneOther Expenses0.00Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$3$10$17$39Prospectus and Summary Prospectus Text Changes for Vanguard Short-Term Corporate Bond Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0312b-1 Distribution FeeNoneOther Expenses0.00Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$3$10$17$39Prospectus and Summary Prospectus Text Changes for Vanguard Intermediate-Term Corporate Bond Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0312b-1 Distribution FeeNoneOther Expenses0.00Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$28$35$42$64Prospectus and Summary Prospectus Text Changes for Vanguard Long-Term Corporate Bond Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0312b-1 Distribution FeeNoneOther Expenses0.00Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$103$110$117$138Prospectus and Summary Prospectus Text Changes for Vanguard Mortgage-Backed Securities Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.00Total Annual Fund Operating Expenses0.021The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$2$6$11$26Vanguard Mortgage-Backed Securities Index FundSupplement to the Prospectus and Summary Prospectus Dated December 19, 2025As approved by the Fund’s Board of Trustees, Vanguard Mortgage-Backed Securities Index Fund (the “Fund”) has reduced its expense ratio for Admiral Shares. Effective February 2, 2026, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Mortgage-Backed Securities Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0312b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.041The expense information shown in the table has been restated to reflect current fees.ExampleThis example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.1 Year3 Years5 Years10 Years$4$13$23$51